Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating activities:
Net loss	$ (3,624,443)	$ (2,610,829)	$ (4,562,295)	$ (5,379,582)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of shares for services				258,000
Amortization of deferred compensation	13,962	18,938	32,901	662,464
Stock-based compensation expense	316,194	376,496	732,167	448,444
Depreciation and amortization expense	202,306	131,783	311,185	206,458
Amortization of discount on convertible notes	427,819
Changes in fair value of derivative liabilities	2,855,045
Changes in operating assets and liabilities:
Change in accounts receivable	(1,264,628)	(3,753)	129,235	(189,239)
Change in prepaids and other current assets	(114,670)	(135,704)	(1,694)	7,719
Change in accounts payable	(134,305)	(298,974)	(144,560)	347,697
Change in accrued expenses and other current liabilities	(9,496)	41,698	48,282	67
Net cash used in operating activities	(1,332,216)	(2,480,345)	(3,454,779)	(3,637,972)
Investing activities:
Purchase of equipment	(40,797)	(164,290)	(321,838)	(590,043)
Payment for leasehold improvements				(82,502)
Net cash used in investing activities	(40,797)	(164,290)	(321,838)	(672,545)
Financing activities:
Repurchase of common stock		(4,001)	(4,001)
Proceeds from Private Placement, net of offering costs				5,641,485
Proceeds from convertible notes issuance	3,145,000
Net cash provided by (used in) financing activities	3,145,000	(4,001)	(4,001)	5,641,485
Net change in cash	1,771,987	(2,648,636)	(3,780,618)	1,330,968
Cash, beginning of period	1,291,072	5,071,690	5,071,690	3,740,722
Cash, end of period	$ 3,063,059	$ 2,423,054	$ 1,291,072	$ 5,071,690